Note 7 - Line of Credit (Details Textual) - HSBC Venture Bank USA Inc. [Member] - USD ($) $ in Thousands		33 Months Ended	36 Months Ended
	Apr. 07, 2020	Dec. 31, 2022	Mar. 31, 2023
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 30,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Proceeds from Lines of Credit, Total		$ 0	$ 0
Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate	0.10%
Line of Credit, Accordion Feature [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 20,000